Long-term loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of long-term loans [line items]
Long-term loans	¥ 134,022,712	¥ 150,169,010
Less: Current portion	18,658,114	20,620,849
Non-current portion	115,364,598	129,548,161
Huaneng Group and its subsidiaries (a) [member]
Disclosure of long-term loans [line items]
Long-term loans	5,403,574	4,724,753
Less: Current portion	809,749	610,465
Non-current portion	4,593,825	4,114,288
Bank loans and other loans (b) [member]
Disclosure of long-term loans [line items]
Long-term loans	128,619,138	145,444,257
Less: Current portion	17,848,365	20,010,384
Non-current portion	¥ 110,770,773	¥ 125,433,873